Trade Payables - Summary of Trade Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,426,333	¥ 1,236,233
Trade accounts and notes payable [Member]
Disclosure of financial liabilities [line items]
Trade payables	1,181,893	1,047,623
Other [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 244,440	¥ 188,610